Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Consolidated subsidiaries information
Schedule of information about non-controlling interests

	2019		2018
Capital stock	Ps.	1,155,998	Ps.	1,157,533
Additional paid-in capital		3,001,681		3,001,681
Legal reserve		164,832		164,849
Retained earnings from prior years (1) (2)		8,930,063		8,921,574
Net income for the year		1,480,674		1,605,856
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation		148,318		167,109
Remeasurement of post-employment benefit obligations on defined benefit plans		(7,799)		(4,831)
	Ps.	14,873,767	Ps.	15,013,771
(1)

In 2019, 2018 and 2017, the holding companies of the Sky segment paid a dividend to its equity owners in the aggregate amount of Ps.3,800,000, Ps.3,000,000 and Ps.1,000,000, respectively, of which Ps.1,570,659, Ps.1,240,002 and Ps.413,334, respectively, were paid to its non-controlling interest.

(2)	In 2017, the stockholders of Radiópolis approved the payment of a dividend in the amount of Ps.90,000, of which Ps.45,000, were paid to its non-controlling interest.

Empresas Cablevision And Sky
Consolidated subsidiaries information
Schedule of consolidated assets and liabilities of subsidiaries

	Empresas Cablevisión				Sky
	2019		2018		2019		2018
Assets:
Current assets	Ps.	5,035,670	Ps.	5,324,452	Ps.	9,891,514	Ps.	12,508,441
Non-current assets		19,371,687		18,158,208		17,930,006		19,003,827
Total assets		24,407,357		23,482,660		27,821,520		31,512,268

Liabilities:
Current liabilities		5,565,268		4,603,918		3,586,272		4,948,165
Non-current liabilities		1,326,812		2,447,627		9,319,812		9,699,401
Total liabilities		6,892,080		7,051,545		12,906,084		14,647,566
Net assets	Ps.	17,515,277	Ps.	16,431,115	Ps.	14,915,436	Ps.	16,864,702

Schedule of consolidated net sales, net income and comprehensive income of subsidiaries

	Empresas Cablevisión				Sky
	2019		2018		2019		2018
Net sales	Ps.	14,465,512	Ps.	13,392,428	Ps.	21,347,241	Ps.	22,002,216
Non-income		1,085,880		1,062,045		1,880,607		2,287,313
Total comprehensive income		1,084,162		1,060,834		1,850,735		2,237,380

Schedule of consolidated cash flows of subsidiaries

	Empresas Cablevisión				Sky
	2019		2018		2019		2018
Cash flows from operating activities	Ps.	3,756,935	Ps.	4,390,549	Ps.	8,118,541	Ps.	9,122,533
Cash flows from investing activities		(3,301,043)		(3,423,332)		(4,006,732)		(3,827,245)
Cash flows from financing activities		(1,855,636)		(472,995)		(5,172,976)		(3,962,763)
Net increase in cash and cash equivalents	Ps.	(1,399,744)	Ps.	494,222	Ps.	(1,061,167)	Ps.	1,332,525